AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 22, 2026

REGISTRATION NOS. 033-75340

811-08360

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 170	☒
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 171	☒

Guinness Atkinson Funds

(Exact Name of Registrant as Specified in Charter)

251 South Lake Avenue, Suite 800

Pasadena, California 91101

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (626) 628-2787

James J. Atkinson, President

Guinness Atkinson Funds

251 South Lake Avenue, Suite 800

Pasadena, California 91101

(Name and Address of Agent for Service)

Please send copies of communication to:

Alexandra K. Alberstadt, Esq

Seward & Kissel, LLP

One Battery Park Plaza

New York, NY 10004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485; or
☒	on September 30, 2026, pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
☐	on _________ pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	on pursuant to paragraph (a)(2) of Rule 485; or
☐	on __________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 165 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on July 10, 2026 for the purpose of creating the new series Guinness AtkinsonTM K-Beauty ETF. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 165 to the Registrant’s Registration Statement filed on July 10, 2026. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pasadena and State of California, on the 22nd day of September, 2026.

GUINNESS ATKINSON FUNDS

By:	/s/ James Atkinson
James Atkinson
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James Atkinson	President and Principal Executive Officer	September 22, 2026
James Atkinson

/s/ J.I. Fordwood*	Trustee	September 22, 2026
J.I. Fordwood

/s/ Timothy Guinness*	Trustee	September 22, 2026
Timothy Guinness

/s/ Bret A. Herscher*	Trustee	September 22, 2026
Bret A. Herscher

/s/ Jeffrey Long*	Trustee	September 22, 2026
Jeffrey Long

/s/ J. Brooks Reece, Jr.*	Trustee and Chairman	September 22, 2026
J. Brooks Reece, Jr.

/s/ Rita Dam	Treasurer, Principal Accounting Officer	September 22, 2026
Rita Dam	and Principal Financial Officer

*By:	/s/ Rita Dam
Rita Dam Attorney-in-Fact